Financial risk management - Share subscription agreement with Gilead (Details) € / shares in Units, $ in Millions				12 Months Ended
	Jan. 19, 2016 EUR (€) € / $ shares	Dec. 16, 2015 USD ($)	Dec. 16, 2015 € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jul. 15, 2016 EUR (€)
Financial risk management
Share subscription increase				€ 363,924,000	€ 326,271,000	€ 278,703,000
Deferred income				€ 219,892,000	285,612,000	39,806,000
Fair value re-measurement of share subscription agreement					€ 57,479,000	€ (30,632,000)
Available-for-sale financial assets							€ 2,750,000
Gilead Sciences, Inc
Financial risk management
Share subscription increase	€ 392,120,658	$ 425
Price per share including issuance premium | € / shares			€ 58.00
Number of shares issued | shares	6,760,701
Exchange rate | € / $	1.0839
Gilead Sciences, Inc | Recurring fair value measurement
Financial risk management
Net fair value gain	€ 26,800,000
Gilead Sciences, Inc | Derivatives [member] | Recurring fair value measurement
Financial risk management
Offsetting short-term financial asset (derivative)	€ 65,900,000